INVESTMENTS IN AFFILIATES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other investments
Investments in affiliates	$ 78,291	$ 152,828
RE Roserock Holdings LLC ("Roserock")
Other investments
Investments in affiliates		$ 83,034
Ownership percentage		49.00%
Canadian Solar Infrastructure Fund, Inc
Other investments
Investments in affiliates	$ 19,980	$ 19,162
Ownership percentage	14.66%	14.66%
Suzhou Financial Leasing Co., Ltd.
Other investments
Investments in affiliates	$ 23,969	$ 16,050
Ownership percentage	6.00%	6.00%
Others
Other investments
Investments in affiliates	$ 34,342	$ 34,582
Others | Minimum
Other investments
Ownership percentage	15.00%
Others | Maximum
Other investments
Ownership percentage	49.00%	49.00%